Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000091784 | Apple, Inc.None_037833100
Holdings [Line Items]
Percent of Total Investments	8.05%
C000091784 | Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	7.08%
C000091784 | Alphabet, Inc.NoneA_02079K305
Holdings [Line Items]
Percent of Total Investments	4.03%
C000091784 | Amazon.com, Inc.None_023135106
Holdings [Line Items]
Percent of Total Investments	3.43%
C000091784 | UnitedHealth Group, Inc.None_91324P102
Holdings [Line Items]
Percent of Total Investments	3.40%
C000091784 | Visa, Inc.NoneA_92826C839
Holdings [Line Items]
Percent of Total Investments	3.39%
C000091784 | Broadcom, Inc.None_11135F101
Holdings [Line Items]
Percent of Total Investments	3.34%
C000091784 | Meta Platforms, Inc.NoneA_30303M102
Holdings [Line Items]
Percent of Total Investments	3.27%
C000091784 | The Home Depot, Inc.None_437076102
Holdings [Line Items]
Percent of Total Investments	3.17%
C000091784 | Oracle Corp.None_68389X105
Holdings [Line Items]
Percent of Total Investments	2.98%
C000091784 | Options
Holdings [Line Items]
Percent of Total Investments	(1.80%)
C000091784 | Information Technology
Holdings [Line Items]
Percent of Total Investments	32.00%
C000091784 | Financials
Holdings [Line Items]
Percent of Total Investments	15.00%
C000091784 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.90%
C000091784 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.50%
C000091784 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.10%
C000091784 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.60%
C000091784 | Industrials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000091784 | Energy
Holdings [Line Items]
Percent of Total Investments	4.10%
C000091784 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000091784 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000091784 | Materials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000091784 | Common Stock
Holdings [Line Items]
Percent of Total Investments	48.30%
C000091784 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Total Investments	27.60%
C000091784 | Warrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000091784 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	25.90%
C000091785 | Apple, Inc.None_037833100
Holdings [Line Items]
Percent of Total Investments	8.05%
C000091785 | Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	7.08%
C000091785 | Alphabet, Inc.NoneA_02079K305
Holdings [Line Items]
Percent of Total Investments	4.03%
C000091785 | Amazon.com, Inc.None_023135106
Holdings [Line Items]
Percent of Total Investments	3.43%
C000091785 | UnitedHealth Group, Inc.None_91324P102
Holdings [Line Items]
Percent of Total Investments	3.40%
C000091785 | Visa, Inc.NoneA_92826C839
Holdings [Line Items]
Percent of Total Investments	3.39%
C000091785 | Broadcom, Inc.None_11135F101
Holdings [Line Items]
Percent of Total Investments	3.34%
C000091785 | Meta Platforms, Inc.NoneA_30303M102
Holdings [Line Items]
Percent of Total Investments	3.27%
C000091785 | The Home Depot, Inc.None_437076102
Holdings [Line Items]
Percent of Total Investments	3.17%
C000091785 | Oracle Corp.None_68389X105
Holdings [Line Items]
Percent of Total Investments	2.98%
C000091785 | Options
Holdings [Line Items]
Percent of Total Investments	(1.80%)
C000091785 | Information Technology
Holdings [Line Items]
Percent of Total Investments	32.00%
C000091785 | Financials
Holdings [Line Items]
Percent of Total Investments	15.00%
C000091785 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.90%
C000091785 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.50%
C000091785 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.10%
C000091785 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.60%
C000091785 | Industrials
Holdings [Line Items]
Percent of Total Investments	6.20%
C000091785 | Energy
Holdings [Line Items]
Percent of Total Investments	4.10%
C000091785 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000091785 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000091785 | Materials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000091785 | Common Stock
Holdings [Line Items]
Percent of Total Investments	48.30%
C000091785 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Total Investments	27.60%
C000091785 | Warrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000091785 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	25.90%